LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–2.00%
Fannie Mae S.F. 30 yr TBA
4.50% 4/1/53	13,835,400	$ 13,555,867
5.00% 4/1/53	13,618,800	13,582,625
Total Agency Mortgage-Backed Securities (Cost $27,049,139)		27,138,492
NON-AGENCY ASSET-BACKED SECURITIES–2.15%
AMSR Trust
Series 2022-SFR1 X2 4.39% 3/17/39	2,500,000	2,212,234
Series 2022-SFR3 D 4.00% 10/17/39	2,180,000	1,970,886
FirstKey Homes Trust
Series 2022-SFR1 E1 5.00% 5/17/39	2,500,000	2,277,016
Series 2022-SFR1 E2 5.00% 5/17/39	2,500,000	2,256,738
Series 2022-SFR2 D 4.50% 7/17/39	2,000,000	1,828,050
New Residential Mortgage Loan Trust Series 2022-SFR2 D 4.00% 9/4/39	2,210,000	1,992,763
Progress Residential Trust
Series 2019-SFR4 E 3.44% 10/17/36	810,893	764,028
Series 2021-SFR8 E1 2.38% 10/17/38	2,500,000	2,120,430
Series 2022-SFR3 E2 5.60% 4/17/39	968,000	885,694
Series 2022-SFR4 D 5.59% 5/17/41	2,500,000	2,364,512
Series 2022-SFR5 D 5.73% 6/17/39	2,500,000	2,412,128
Series 2022-SFR6 D 6.04% 7/20/39	2,150,000	2,113,149
Series 2022-SFR7 D 5.50% 10/27/39	1,615,000	1,569,402
Tricon Residential Trust
Series 2022-SFR1 E1 5.34% 4/17/39	1,500,000	1,407,772
Series 2022-SFR1 E2 5.74% 4/17/39	600,000	552,771
Series 2022-SFR2 D 6.23% 7/17/40	2,500,000	2,469,529
Total Non-Agency Asset-Backed Securities (Cost $30,216,464)		29,197,102
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.03%
ABN AMRO Mortgage Corp Series 2003-4 A4 5.50% 3/25/33	10,671	10,322
		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34		27,717	$ 26,730
•CSMC Trust Series 2022-NQM5 A1 5.17% 5/25/67		2,923,595	2,935,084
•Ellington Financial Mortgage Trust Series 2021-3 A1 1.24% 9/25/66		1,956,821	1,532,431
φHomeward Opportunities Fund Trust Series 2022-1 A1 5.08% 7/25/67		1,434,420	1,420,651
J.P. Morgan Mortgage Trust Series 2023-DSC1 A1 4.63% 7/25/63		839,382	790,424
φOBX Trust A1A 6.45% 9/25/62		1,953,871	1,959,019
Pagaya AI Technology in Housing Trust Series 2022-1 D 4.25% 8/25/25		1,375,000	1,291,478
•PRKCM Trust Series 2022-AFC2 A1 5.34% 8/25/57		496,579	495,888
φSG Residential Mortgage Trust Series 2022-2 A1 5.35% 8/25/62		744,732	742,845
φVerus Securitization Trust
A1 6.79% 10/25/67		688,251	694,804
Series 2022-7 A1 5.15% 7/25/67		2,168,660	2,117,447
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		41,367	39,473
Total Non-Agency Collateralized Mortgage Obligations (Cost $14,006,952)			14,056,596
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.12%
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36		930,000	875,036
•Irvine Core Office Trust Series 2013-IRV A2 3.17% 5/15/48		798,000	776,798
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $1,744,686)			1,651,834
ΔSOVEREIGN BONDS–44.51%
Australia–1.09%
Australia Government Bonds
0.25% 11/21/32	AUD	2,304,000	1,570,834
0.75% 11/21/27	AUD	4,343,000	3,428,768
LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Australia (continued)
Australia Government Bonds (continued)
2.50% 9/20/30	AUD	4,371,000	$ 4,434,409
3.00% 9/20/25	AUD	5,374,000	5,364,344
			14,798,355
Canada–0.77%
Canada Government Real Return Bonds
4.00% 12/1/31	CAD	5,918,733	5,442,532
4.25% 12/1/26	CAD	6,146,156	5,064,192
			10,506,724
Denmark–0.16%
Denmark I/L Government Bonds 0.10% 11/15/30	DKK	14,841,584	2,127,625
			2,127,625
France–9.49%
French Republic Government Bonds O.A.T.
0.10% 3/1/25	EUR	9,742,725	10,636,248
0.10% 3/1/26	EUR	8,210,574	8,961,248
0.10% 3/1/28	EUR	9,652,516	10,613,660
0.10% 3/1/28	EUR	463,166	509,286
0.10% 3/1/29	EUR	8,703,227	9,413,353
0.10% 7/25/31	EUR	7,440,409	8,013,446
0.10% 3/1/32	EUR	4,204,260	4,595,448
0.25% 7/25/24	EUR	14,562,023	16,019,166
0.70% 7/25/30	EUR	12,605,054	14,266,254
1.85% 7/25/27	EUR	17,436,160	20,472,612
3.15% 7/25/32	EUR	10,793,596	14,835,184
3.40% 7/25/29	EUR	841,145	1,119,479
3.40% 7/25/29	EUR	7,195,357	9,576,287
			129,031,671
Germany–8.22%
Bundesobligation 2.20% 4/13/28	EUR	19,400,000	20,876,664
Bundesschatzanweisungen 2.50% 3/13/25	EUR	52,580,000	56,789,073
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10% 4/15/26	EUR	14,261,987	15,520,454
0.50% 4/15/30	EUR	16,477,628	18,616,094
			111,802,285
Italy–4.86%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/33	EUR	1,481,075	1,343,781
0.40% 5/15/30	EUR	10,690,299	10,651,252
0.65% 5/15/26	EUR	7,243,325	7,781,545
1.25% 9/15/32	EUR	10,588,896	11,047,278
1.30% 5/15/28	EUR	11,921,926	12,924,130
2.35% 9/15/24	EUR	10,642,074	11,964,525
3.10% 9/15/26	EUR	8,911,597	10,436,133
			66,148,644
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan–4.08%
Japan Government CPI Linked Bonds
0.01% 3/10/31	JPY	502,140,465	$ 3,929,384
0.01% 3/10/32	JPY	493,448,490	3,818,628
0.10% 9/10/24	JPY	717,737,600	5,532,701
0.10% 3/10/25	JPY	1,127,196,000	8,701,758
0.10% 3/10/26	JPY	1,037,606,364	8,092,196
0.10% 3/10/27	JPY	908,254,524	7,209,944
0.10% 3/10/28	JPY	917,700,526	7,150,150
0.10% 3/10/29	JPY	998,470,707	7,850,901
0.20% 3/10/30	JPY	381,853,098	3,153,470
			55,439,132
New Zealand–0.39%
New Zealand Government Bonds Inflation-Linked
2.00% 9/20/25	NZD	2,966,000	2,357,100
3.00% 9/20/30	NZD	3,447,000	2,889,822
			5,246,922
Spain–2.70%
Spain Government Bonds Inflation-Linked
0.65% 11/30/27	EUR	10,503,113	11,505,420
0.70% 11/30/33	EUR	517,383	541,407
1.00% 11/30/30	EUR	11,592,409	12,841,861
1.80% 11/30/24	EUR	10,551,112	11,863,404
			36,752,092
Sweden–1.00%
Sweden Bonds Inflation-Linked
0.13% 6/1/26	SEK	21,620,000	2,599,907
0.13% 12/1/27	SEK	16,515,000	1,947,659
0.13% 6/1/30	SEK	9,855,000	1,087,583
0.13% 6/1/32	SEK	15,300,000	1,808,914
1.00% 6/1/25	SEK	23,635,000	2,900,067
3.50% 12/1/28	SEK	18,705,000	3,251,369
			13,595,499
United Kingdom–11.75%
United Kingdom Inflation-Linked Gilt
0.13% 3/22/24	GBP	15,137,762	18,679,617
0.13% 3/22/26	GBP	12,541,633	15,603,437
0.13% 8/10/28	GBP	13,779,434	17,394,095
0.13% 3/22/29	GBP	14,922,364	18,814,959
0.13% 8/10/31	GBP	7,441,619	9,543,302
1.25% 11/22/27	GBP	15,924,058	21,061,843
1.25% 11/22/32	GBP	16,074,317	22,759,953
2.50% 7/17/24	GBP	4,912,000	22,682,891
4.13% 7/22/30	GBP	3,084,000	13,239,136
			159,779,233
Total Sovereign Bonds (Cost $650,881,983)			605,228,182
U.S. TREASURY OBLIGATIONS–56.25%
U.S. Treasury Inflation Indexed Bonds
1.75% 1/15/28		14,912,118	15,256,378

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bonds (continued)
2.00% 1/15/26	18,191,780	$ 18,454,234
2.38% 1/15/25	28,962,583	29,312,170
2.38% 1/15/27	16,332,117	16,929,260
2.50% 1/15/29	12,452,742	13,331,852
3.38% 4/15/32	5,643,165	6,673,778
3.63% 4/15/28	18,090,919	20,193,753
3.88% 4/15/29	21,934,445	25,267,167
U.S. Treasury Inflation Indexed Notes
0.13% 7/15/24	30,459,113	29,864,208
0.13% 10/15/24	22,335,962	21,815,080
0.13% 4/15/25	27,504,311	26,646,413
0.13% 10/15/25	6,044,811	5,855,911
0.13% 4/15/26	29,441,749	28,251,812
0.13% 7/15/26	28,117,475	27,082,473
0.13% 10/15/26	6,260,826	6,011,290
0.13% 4/15/27	26,082,331	24,842,062
0.13% 1/15/30	22,328,138	20,806,379
0.13% 7/15/30	33,451,988	31,122,762
0.13% 1/15/31	29,691,424	27,439,051
0.13% 7/15/31	32,115,349	29,575,289
0.13% 1/15/32	33,628,258	30,713,700
0.25% 1/15/25	2,254,062	2,199,384
0.25% 7/15/29	28,217,065	26,734,016
0.38% 7/15/25	3,067,311	3,000,134
0.38% 1/15/27	28,073,255	27,054,503
0.38% 7/15/27	30,157,649	29,130,404
0.50% 4/15/24	24,361,944	23,968,917
0.50% 1/15/28	25,954,633	25,046,896
0.63% 1/15/26	31,199,377	30,501,048
0.63% 7/15/32	30,790,683	29,408,109
0.75% 7/15/28	26,739,125	26,217,660
0.88% 1/15/29	27,113,663	26,635,996
1.13% 1/15/33	10,703,599	10,675,586
1.63% 10/15/27	47,963,263	48,896,298
Total U.S. Treasury Obligations (Cost $791,817,343)		764,913,973

	Number of Shares
MONEY MARKET FUND–0.15%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	2,045,578	2,045,578
Total Money Market Fund (Cost $2,045,578)		2,045,578

	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED–0.07%
Over-The-Counter–0.07%
Put Options–0.01%
EUR vs USD Strike price EUR1.075, expiration date 6/29/23, notional amount EUR16,804,400 GSI	15,632,000	$ 174,513

	Notional Amount
Call Swaptions–0.03%
10 yr Constant Maturity Swap Receive 3.00%, expiration date 3/28/24, notional amount $10,349,500 MSC	10,349,500	363,785
Put Swaptions–0.03%
10 yr Constant Maturity Swap Receive 3.00%, expiration date 3/28/24, notional amount $10,349,500 MSC	10,349,500	363,785
		902,083

Number of Contracts
Centrally Cleared–0.00%

Put Options–0.00%
3 Month SOFR Strike price $95.812, expiration date 4/14/23, notional amount $240,489,375	1,004	25,100
Total Options Purchased (Cost $1,352,903)		927,183

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–106.28% (Cost $1,519,115,048)	$1,445,158,940

Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.12)%
Over-The-Counter–(0.12)%

Put Options–(0.00)%
EUR vs USD Strike price EUR1.020, expiration date 6/29/23, notional amount EUR(15,944,640) GSI	(15,632,000)	$ (28,650)

	Notional Amount
Call Swaptions–(0.06)%
10 yr Constant Maturity Swap Receive 3.02%, expiration date 12/14/23, notional amount $(20,878,000) DB	(20,878,000)	(599,259)
10 yr Constant Maturity Swap Receive 3.48%, expiration date 2/20/24, notional amount $(4,143,750) BCLY	(4,143,750)	(198,865)
		(798,124)
Put Swaptions–(0.06)%
10 yr Constant Maturity Swap Receive 3.02%, expiration date 12/14/23, notional amount $(20,878,000) DB	(20,878,000)	(682,011)
10 yr Constant Maturity Swap Receive 3.48%, expiration date 2/20/24, notional amount $(4,143,750) BCLY	(4,143,750)	(95,743)
2 yr Constant Maturity Swap Receive 4.92%, expiration date 9/7/23, notional amount GBP(11,875,000) CITI	(11,875,000)	(40,884)
		(818,638)

Number of Contracts
Centrally Cleared–(0.00)%

Put Options–(0.00)%
3 Month SOFR Strike price $95.125, expiration date 4/14/23, notional amount $(318,430,938)	(1,339)	(8,369)
Total Options Written (Premiums received $(2,182,806))		(1,653,781)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.16%)	(83,742,162)
NET ASSETS APPLICABLE TO 147,999,464 SHARES OUTSTANDING –100.00%	$1,359,762,997

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2023.
Δ Securities have been classified by country of origin.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at March 31, 2023:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BMO	CAD	(14,922,000)	USD	11,000,995	4/4/23	$—	$(40,636)
BNP	EUR	295,735,000	USD	(322,812,163)	4/4/23	—	(2,017,804)
LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	EUR	(295,735,000)	USD	323,321,714	5/2/23	$2,018,825	$—
BNP	GBP	13,826,000	USD	(17,052,431)	5/2/23	14,688	—
BNP	JPY	(7,573,704,000)	USD	55,922,807	4/4/23	—	(1,151,283)
BNYM	AUD	(21,802,000)	USD	14,683,691	4/4/23	108,037	—
BNYM	EUR	(19,228,000)	USD	20,923,871	5/2/23	33,507	—
BNYM	JPY	7,836,144,000	USD	(59,180,908)	4/4/23	—	(129,117)
BNYM	JPY	(7,836,144,000)	USD	59,420,321	5/2/23	95,758	—
BOA	AUD	21,710,000	USD	(14,535,373)	4/4/23	—	(21,225)
BOA	AUD	(21,710,000)	USD	14,550,092	5/2/23	21,370	—
BOA	CAD	700,000	USD	(513,311)	4/4/23	4,659	—
BOA	DKK	(14,411,000)	USD	2,050,735	4/4/23	—	(47,669)
BOA	EUR	(423,492)	USD	449,997	4/4/23	—	(9,380)
BOA	EUR	7,720,000	USD	(8,302,276)	4/4/23	71,885	—
BOA	GBP	622,315	USD	(753,869)	4/4/23	13,881	—
BOA	JPY	(254,724,394)	USD	1,876,496	4/4/23	—	(43,062)
BOA	NZD	(8,287,000)	USD	5,095,395	4/4/23	—	(86,595)
BOA	SEK	2,373,990	USD	(228,037)	4/4/23	745	—
CITI	EUR	(267,093,000)	USD	283,571,035	4/4/23	—	(6,154,318)
CITI	JPY	(60,778,617)	USD	458,506	5/2/23	—	(1,626)
DB	EUR	(2,215,000)	USD	2,348,703	4/4/23	—	(53,987)
DB	EUR	(380,000)	USD	412,772	4/4/23	572	—
DB	GBP	(125,789,000)	USD	151,289,147	4/4/23	—	(3,896,868)
DB	NZD	8,237,000	USD	(5,133,018)	4/4/23	17,706	—
DB	NZD	(8,237,000)	USD	5,133,166	5/2/23	—	(17,650)
DB	SEK	(141,815,000)	USD	13,569,873	4/4/23	—	(96,861)
DB	SEK	139,441,000	USD	(13,417,817)	4/4/23	20,134	—
DB	SEK	(139,441,000)	USD	13,439,529	5/2/23	—	(19,657)
GSI	EUR	(52,157,000)	USD	56,614,869	4/4/23	38,301	—
GSI	JPY	(77,186,000)	USD	582,224	4/4/23	564	—
JPMC	JPY	53,691,558	USD	(405,000)	4/4/23	—	(390)
MSC	CAD	14,181,000	USD	(10,477,475)	4/4/23	15,848	—
MSC	CAD	(14,181,000)	USD	10,481,762	5/2/23	—	(16,019)
MSC	EUR	(1,232,000)	USD	1,346,888	5/2/23	8,375	—
MSC	GBP	(745,000)	USD	901,315	4/4/23	—	(17,793)
MSC	JPY	(535,297,000)	USD	4,024,084	4/5/23	—	(10,392)
MSC	JPY	535,297,000	USD	(4,039,626)	5/2/23	12,911	—
RBC	GBP	700,000	USD	(856,512)	4/4/23	7,078	—
RBS	GBP	125,185,000	USD	(154,373,510)	4/4/23	67,350	—
RBS	GBP	(125,185,000)	USD	154,459,137	5/2/23	—	(71,990)
SCB	EUR	18,814,000	USD	(20,182,549)	4/4/23	225,671	—
SCB	JPY	(6,856,000)	USD	50,693	4/4/23	—	(972)
TDB	AUD	(408,744)	USD	274,027	5/2/23	488	—
TDB	CAD	(159,264)	USD	117,729	5/2/23	—	(170)
TDB	DKK	14,411,000	USD	(2,105,077)	4/4/23	—	(6,673)
TDB	DKK	(14,411,000)	USD	2,108,930	5/2/23	6,631	—
TDB	EUR	(1,797,296)	USD	1,955,706	5/2/23	3,024	—
TDB	GBP	(3,551,255)	USD	4,393,467	5/2/23	9,720	—
TDB	NZD	(168,660)	USD	105,524	5/2/23	57	—
TDB	SEK	(2,231,996)	USD	215,591	5/2/23	153	—
Total Foreign Currency Exchange Contracts						$2,817,938	$(13,912,137)
LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(45)	3 Month EURIBOR	$(11,780,922)	$(11,781,488)	6/19/23	$566	$—
26	3 Month EURIBOR	6,799,706	6,797,264	12/18/23	2,442	—
19	3 Month EURIBOR	4,985,243	4,984,746	6/17/24	497	—
(51)	3 Month SOFR	(12,201,750)	(12,216,255)	3/19/24	14,505	—
(173)	Euro-BOBL	(22,116,467)	(22,080,669)	6/8/23	—	(35,798)
(82)	Euro-BTP	(10,257,959)	(9,923,157)	6/8/23	—	(334,802)
55	Euro-Bund	8,102,515	7,801,939	6/8/23	300,576	—
(496)	Euro-Schatz	(56,854,603)	(57,010,167)	6/8/23	155,564	—
(46)	Japan 10 yr Bonds (OSE)	(51,316,287)	(50,360,860)	6/13/23	—	(955,427)
26	U.S. Treasury 10 yr Notes	2,987,969	2,984,395	6/21/23	3,574	—
89	U.S. Treasury 10 yr Ultra Notes	10,781,515	10,790,034	6/21/23	—	(8,519)
(177)	U.S. Treasury 2 yr Notes	(36,542,203)	(36,537,541)	6/30/23	—	(4,662)
(419)	U.S. Treasury 5 yr Notes	(45,883,774)	(45,286,005)	6/30/23	—	(597,769)
Total Futures Contracts					$477,724	$(1,936,977)
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
Nomura-collateralized U.S. Treasury Inflation Indexed Bonds 0.125%-1.125% 10/15/24-1/15/33; market value $32,451,800	4.96%	3/31/23	4/3/23	$(32,451,800)	$(32,456,271)
Swap Contracts
Inflation Swap Contracts
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[1]
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	2,530,000	(3.07%)	11/2/26	$89,321	$89,321
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	12,055,000	(3.17%)	11/12/26	360,193	360,193
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	9,300,000	(3.00%)	1/5/27	265,460	265,460
Receive amounts based on Inflation EU-CPI-U Index and pay fixed rate coupon at maturity	EUR 425,000	(2.60%)	8/15/52	20,557	20,557
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 215,000	(2.43%)	7/15/52	(24,141)	(24,141)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 845,000	(2.44%)	8/15/52	(86,815)	(86,815)
LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[1]
Centrally Cleared:(continued)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	3,855,000	(2.99%)	10/21/24	$(12,839)	$(12,839)
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	3,855,000	(3.17%)	10/21/23	(13,453)	(13,453)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	525,000	(2.49%)	12/12/52	(10,158)	(10,158)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	35,000,000	(2.48%)	12/23/24	138,077	138,077
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	12,500,000	(2.52%)	1/3/28	38,593	38,593
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	3,720,000	(2.31%)	1/6/25	22,668	22,668
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	570,000	(2.45%)	2/10/53	(2,209)	(2,209)
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	3,720,000	(2.21%)	1/6/24	(27,599)	(27,599)
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	1,580,000	(2.55%)	2/10/33	(6,220)	(6,220)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 215,000	(2.69%)	3/15/53	2,467	2,467
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 215,000	(2.64%)	3/15/53	(1,004)	(1,004)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	31,500,000	(2.54%)	3/30/25	26,366	26,366
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	6,770,000	(2.52%)	3/30/30	31,714	31,714
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	9,200,000	(2.59%)	4/4/33	0	0
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,280,000	(2.54%)	3/15/33	2,943	2,943
Total Inflation Swap Contracts				$813,921	$813,921
LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
10 yr IRS-(Annual)	4,777,200	3.36%	(4.81%)[3]	12/22/32	$(50,712)	$75	$—	$(50,787)
10 yr IRS-(Annual)	4,968,000	3.78%	(4.81%)[3]	3/6/33	(244,080)	80	—	(244,160)
10 yr IRS-(Annual)	752,000	3.35%	(4.81%)[3]	3/20/33	(9,615)	12	—	(9,627)
10 yr IRS-(Annual)	2,732,000	(3.31%)	4.81%[3]	3/15/33	24,085	44	24,041	—
10 yr IRS-(Annual)	2,236,000	(3.31%)	4.81%[3]	3/15/33	20,207	36	20,171	—
10 yr IRS-(Annual)	2,484,000	(3.22%)	4.81%[3]	3/17/33	3,251	40	3,211	—
10 yr IRS-(Annual)	2,484,000	(3.21%)	4.81%[3]	3/17/33	2,618	40	2,578	—
10 yr IRS-(Annual)	3,303,435	(3.11%)	4.81%[3]	3/14/33	(25,991)	2,715	—	(28,706)
10 yr IRS-(Annual)	JPY 398,153,700	0.92%	(4.81%)[3]	2/15/33	(91,850)	51	—	(91,901)
10 yr IRS-(Annual)	JPY 274,915,650	0.90%	(4.81%)[3]	2/15/33	(59,874)	35	—	(59,909)
10 yr IRS-(Annual)	JPY 137,457,825	0.90%	(4.81%)[3]	2/15/33	(29,684)	18	—	(29,702)
10 yr IRS-(Annual)	JPY 137,457,825	0.89%	(4.81%)[3]	2/15/33	(28,417)	18	—	(28,435)
Total IRS Contracts						$3,164	$50,001	$(543,227)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2023.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Rate resets based on SOFR12M-Secured Overnight Financing Rate

Summary of Abbreviations:
AUD–Australian Dollar
BB-UBS–Barclays Bank United Bank of Switzerland
BCLY–Barclays Bank
BMO–Bank of Montreal
BNP–BNP Paribas
BNYM–BNY Mellon
BOA–Bank of America
BOBL–Bundesobligationen
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CITI–Citigroup Global Markets
CPI–Consumer Price Index
CPI-U–Consumer Price Index for All Urban Consumers
DB–Deutsche Bank
DKK–Danish Krone
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
EURIBOR–Euro Interbank Offer Rate
GBP–British Pound Sterling
GSI–Goldman Sachs International
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
RBC–Royal Bank of Canada
RBS–Royal Bank of Scotland
S.F.–Single Family
LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
SCB–Standard Chartered Bank
SEK–Swedish Krona
SOFR–Secured Overnight Financing Rate
TBA–To be announced
TDB–Toronto-Dominion Bank
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Mortgage-Backed Securities	$—	$27,138,492	$—	$27,138,492
Non-Agency Asset-Backed Securities	—	29,197,102	—	29,197,102
Non-Agency Collateralized Mortgage Obligations	—	14,056,596	—	14,056,596
Non-Agency Commercial Mortgage-Backed Securities	—	1,651,834	—	1,651,834
Sovereign Bonds	—	605,228,182	—	605,228,182
U.S. Treasury Obligations	—	764,913,973	—	764,913,973
Money Market Fund	2,045,578	—	—	2,045,578
Options Purchased	25,100	902,083	—	927,183
Total Investments	$2,070,678	$1,443,088,262	$—	$1,445,158,940
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$2,817,938	$—	$2,817,938
Futures Contracts	$477,724	$—	$—	$477,724
Swap Contracts	$—	$1,048,360	$—	$1,048,360
Liabilities:
Foreign Currency Exchange Contracts	$—	$(13,912,137)	$—	$(13,912,137)
Futures Contracts	$(1,936,977)	$—	$—	$(1,936,977)
Reverse Repurchase Agreement	$—	$(32,451,800)	$—	$(32,451,800)
Swap Contracts	$—	$(727,665)	$—	$(727,665)
Options Written	$(8,369)	$(1,645,412)	$—	$(1,653,781)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Inflation Protected Bond Fund–11